DESCRIPTION OF BUSINESS, ORGANIZATION, BASIS OF PRESENTATION AND SIGNIFICANT CONCENTRATIONS AND RISKS (Organization) (Details) - CNY (¥) ¥ in Thousands	1 Months Ended	12 Months Ended
	Mar. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Variable Interest Entity [Line Items]
Cash		¥ 810,672	¥ 513,938	¥ 261,035	¥ 159,368
Total current assets		1,450,858	1,326,918
Property and equipment, net		437,337	127,864
Long term investments		41,760	24,000
Other non-current assets		91,849	53,111
Total assets		2,085,012	1,653,891
Income taxes payable		91,240	56,293
Accrued expenses and other current liabilities		117,867	79,835
Amounts due to related parties including amounts due to WOFE for accrued service fees		79	879
Total current liabilities		479,749	305,944
Other non-current liabilities		7,043	9,333
Total liabilities		486,792	315,277
Net revenues		1,579,604	1,178,008	836,941
Net loss		241,854	178,760	151,850
Net cash used in operating activities		524,030	347,698	175,343
Net cash provided by (used in) investing activities		(156,449)	(72,309)	(734,539)
Net cash provided by financing activities		(78,044)	(26,899)	655,026
Investment amount in PRC companies, which are engaged in provision of educational products and services		¥ 35,000
Equity Method Investments, Percentage of Equity Acquired through Options		100.00%
Proceeds from Collection of Loans Receivable		¥ 3,096	1,608	2,468
Beijing Tarena Jinqiao Technology Co. Ltd. [Member]
Variable Interest Entity [Line Items]
Proceeds from Contributed Capital		¥ 3,000
Shanghai Tarena Software Technology Co., Ltd. [Member] | Subsequent Event [Member]
Variable Interest Entity [Line Items]
Proceeds from Collection of Loans Receivable	¥ 1,000
Mr. Han [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		58.80%
Mr. Li [Member] | Tarena Entities [Member]
Variable Interest Entity [Line Items]
Equity Method Investment, Ownership Percentage		12.20%
Loan Agreements [Member] | Equity Holders [Member]
Variable Interest Entity [Line Items]
Debt Instrument, Face Amount		¥ 6,000
Debt Instrument, Initial Expiration Year		2026
Beijing Tarena [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Summarized Financial Information, Equity			2,000
Shanghai Tarena [Member]
Variable Interest Entity [Line Items]
Equity Method Investment Summarized Financial Information, Equity			1,000
Tarena Entities [Member]
Variable Interest Entity [Line Items]
Cash		¥ 630	1,043
Amounts due from related parties		21,650	25,109
Total current assets		22,280	26,152
Property and equipment, net		3	18
Long term investments		35,000	18,000
Other non-current assets		716	266
Total assets		57,999	44,436
Income taxes payable		3,729	3,737
Accrued expenses and other current liabilities		176	892
Amounts due to related parties including amounts due to WOFE for accrued service fees		46,486	39,307
Total current liabilities		50,391	43,936
Other non-current liabilities		267	267
Total liabilities		50,658	44,203
Net revenues			177	2,902
Net loss		(892)	(2,415)	(14,542)
Net cash used in operating activities		(2,166)	(2,201)	(4,252)
Net cash provided by (used in) investing activities		(11,886)	(18,000)	478
Net cash provided by financing activities		¥ 13,639	¥ 19,755	¥ 4,124